CONSOLIDATED AND COMBINED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares	Paid-in Capital	Additional paid-in capital	Appropriated Retained earnings	Unappropriated Retained earnings	Comprehensive income
Beginning Balance at Nov. 30, 2008	$ 7,724		$ 6,897	$ 216	$ 62	$ (544)	$ 1,093
Share contribution (in shares)		10,000,000
Share contribution	10	10
Net (loss) income for the year	5,297					5,297
Payment of dividends	(4,096)					(4,096)
Transfer to statutory reserves	169				169
Foreign currency translation gain	22						22
Ending Balance at Nov. 30, 2009	9,126	10	6,897	216	231	657	1,115
Ending Balance (in shares) at Nov. 30, 2009		10,000,000
Issuance of ordinary shares in form of American Depositary Shares (in shares)		4,000,000
Issuance of ordinary shares in form of American Depositary Shares	14,504	4		14,500
Share-based compensation	302			302
Net (loss) income for the year	8,237					8,237
Effect of reorganization			(6,897)	6,897
Transfer to statutory reserves					613	(613)
Foreign currency translation gain	598						598
Ending Balance at Nov. 30, 2010	32,767	14		21,915	844	8,281	1,713
Ending Balance (in shares) at Nov. 30, 2010		14,000,000
Issuance of ordinary shares in form of American Depositary Shares (in shares)		50,000
Share-based compensation	316			316
Net (loss) income for the year	(1,037)					(1,037)
Transfer to statutory reserves					771	(771)
Foreign currency translation gain	676						676
Ending Balance at Nov. 30, 2011	$ 32,722	$ 14		$ 22,231	$ 1,615	$ 6,473	$ 2,389
Ending Balance (in shares) at Nov. 30, 2011		14,050,000